PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 63.3%
Communication Services : 4.3%
594,069
Alphabet, Inc. - Class A
$ 144,418,174
2.1
213,826  Meta Platforms, Inc. -
Class A
157,029,538
2.2
301,447,712
4.3
Consumer Discretionary : 7.0%
1,328,170
(1)(2)
Amazon.com, Inc.
291,626,287
4.2
1,277,729
(1)(2)
Chipotle Mexican Grill,
Inc.
50,074,199
0.7
742,668
(1)
Starbucks Corp.
62,829,713
0.9
577,072
(1)
Yum! Brands, Inc.
87,714,944
1.2
492,245,143
7.0
Energy : 1.2%
2,634,174  Canadian Natural
Resources Ltd.
84,188,201
1.2
Financials : 1.8%
157,800  Arthur J Gallagher &
Co.
48,876,972
0.7
213,949  Willis Towers Watson
PLC
73,908,682
1.1
122,785,654
1.8
Health Care : 13.2%
1,162,904
Abbott Laboratories
155,759,362
2.2
163,104  AmerisourceBergen
Corp.
50,974,893
0.7
132,100
(2)(3)
Arcellx, Inc.
10,845,410
0.2
1,058,565  Becton Dickinson and
Co.
198,131,611
2.8
172,396
(2)(3)
BioNTech SE, ADR
17,001,693
0.2
238,905
Cigna Group
68,864,366
1.0
246,522
(2)(3)
Cytokinetics, Inc.
13,548,849
0.2
409,852
Danaher Corp.
81,257,257
1.2
68,700
Eli Lilly & Co.
52,418,100
0.8
73,600
GE Healthcare, Inc.
5,527,360
0.1
192,436
(2)
Hologic, Inc.
12,987,506
0.2
81,890
(2)
Ionis Pharmaceuticals,
Inc.
5,357,244
0.1
102,570
McKesson Corp.
79,239,428
1.1
1,453,454
(3)
Revvity, Inc.
127,395,243
1.8
105,872  UnitedHealth Group,
Inc.
36,557,602
0.5
160,949
(2)
Vaxcyte, Inc.
5,797,383
0.1
921,663,307
13.2
Industrials : 2.9%
15,472,201
(2)(3)
Aurora Innovation, Inc.
83,395,163
1.2
575,185
Ingersoll Rand, Inc.
47,521,785
0.7
55,000
Lockheed Martin Corp.
27,456,550
0.4
205,496
Otis Worldwide Corp.
18,788,499
0.3
220,031
Veralto Corp.
23,457,505
0.3
200,619,502
2.9
Information Technology : 25.4%
645,498
(1)(2)
Advanced Micro
Devices, Inc.
104,435,121
1.5
413,722  Amphenol Corp. - Class
A
51,198,098
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
1,207,686
Apple, Inc.
$ 307,513,086
4.4
196,442
Broadcom, Inc.
64,808,180
0.9
26,573
Intuit, Inc.
18,146,967
0.3
122,350  Mastercard, Inc. - Class
A
69,593,904
1.0
760,695
(1)
Microsoft Corp.
394,001,975
5.6
1,895,848
NVIDIA Corp.
353,727,320
5.1
712,191
(1)(2)
PTC, Inc.
144,589,017
2.1
183,113  Roper Technologies,
Inc.
91,316,622
1.3
85,914
Salesforce, Inc.
20,361,618
0.3
46,100  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
12,875,269
0.2
225,876
(1)
Visa, Inc. - Class A
77,109,549
1.1
259,742
(2)
Workday, Inc. - Class A
62,527,692
0.9
1,772,204,418
25.4
Materials : 0.5%
107,581
Vulcan Materials Co.
33,094,067
0.5
Utilities : 7.0%
987,576
Ameren Corp.
103,083,183
1.5
3,298,493
CenterPoint Energy, Inc.
127,981,528
1.8
389,997
DTE Energy Co.
55,157,276
0.8
2,750,302
NiSource, Inc.
119,088,077
1.7
2,244,718
(3)
PPL Corp.
83,413,721
1.2
488,723,785
7.0
Total Common Stock
(Cost $3,831,367,414)
4,416,971,789
63.3
PREFERRED STOCK : 0.6%
Consumer Discretionary : 0.6%
413,251
(4)(5)
Waymo LLC., Series
A-2
43,783,943
0.6
Utilities : 0.0%
29,891
(6)
CMS Energy Corp.
10/15/2078
710,808
0.0
Total Preferred Stock
(Cost $36,231,981)
44,494,751
0.6
Principal
Amount † RA . Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 16.6%
United States Treasury Notes : 16.6%
113,780,300
3.625
%,
08/31/2030 113,211,399
1.6
111,222,000
3.875
%,
04/30/2030 111,945,378
1.6
238,030,000
3.875
%,
06/30/2030 239,508,390
3.4
229,553,000
3.875
%,
07/31/2030 230,969,774
3.3
252,661,000
4.000
%,
05/31/2030 255,661,349
3.7
155,905,000
4.000
%,
06/30/2032 156,736,290
2.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes: (continued)
53,273,000
4.000
%,
07/31/2032 $ 53,531,041
0.8
1,161,563,621
16.6
Total U.S. Treasury
Obligations
(Cost $1,151,948,505)
1,161,563,621
16.6
BANK LOANS : 9.4%
Consumer, Cyclical : 1.1%
11,350,245  Filtration Group
Corporation, 2025
Incremental Euro
Term Loan, 5.413%,
(EUR001M+3.500%),
10/21/2028 13,406,309
0.2
21,770,713  Hilton Worldwide,
Series B-4 Term
Loan, 5.908%,
(TSFR1M+1.750%),
11/08/2030 21,804,239
0.3
16,964,218  USI, Inc., 2024-C
Term Loan, 6.252%,
(TSFR3M+2.250%),
09/29/2030 16,957,857
0.2
19,834,290  Varsity Brands LLC,
2025-2 Replacement
Term Loan, 7.026%,
(TSFR3M+3.000%),
08/26/2031 19,877,687
0.3
3,736,001  Wyndham Hotels &
Resort, 2024 Term
B Loan, 5.913%,
(TSFR1M+1.750%),
05/24/2030 3,752,346
0.1
75,798,438
1.1
Consumer, Non-cyclical : 0.3%
8,399,000  Icon Parent Inc.,
2025 Term Loan
(First Lien), 6.753%,
(TSFR3M+2.750%),
11/13/2031 8,399,000
0.1
9,816,624  Mariner Wealth Advisors
LLC, Amendment No. 8
Refinancing Term Loan,
6.501%,
12/31/2030 9,855,478
0.1
3,134,478  Mister Car Wash
Holdings, Inc., 2024
Term Loan, 6.663%,
(TSFR1M+2.500%),
03/27/2031 3,144,273
0.1
1,499,207  Trans Union LLC, 2019
Replacement Term
B-5 Loan, 6.013%,
(TSFR1M+1.750%),
11/16/2026 1,502,298
0.0
22,901,049
0.3
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial : 3.6%
45,417,288  AmWINS Group,
Inc., Initial Term
Loan, 6.252%,
(TSFR3M+2.250%),
01/30/2032 $ 45,434,319
0.7
227,000
(7)
Bending Spoons,
03/07/2031 228,703
0.0
42,451,616  Broadstreet Partners,
Inc., 2025 Tranche B
Term Loan, 6.913%,
(TSFR1M+2.750%),
06/13/2031 42,537,114
0.6
19,941,642  CPI Holdco B,
LLC, Initial Term
Loan, 6.163%,
(TSFR1M+2.000%),
05/17/2031 19,940,087
0.3
90,550,572  Hub International
Limited, 2025
Incremental Term
Loan, 6.575%,
(TSFR3M+2.250%),
06/20/2030 90,785,279
1.3
30,932,267  Loire UK Midco 3
Limited, Facility B3
(USD), 8.308%,
(TSFR1M+4.000%),
01/21/2030 31,028,930
0.4
4,894,880  Quartz AcquireCo, LLC,
Term B-2 Loan, 6.252%,
(TSFR3M+2.250%),
06/28/2030 4,888,761
0.1
16,894,020  USI, Inc., 2024-D
Term Loan, 6.252%,
(TSFR3M+2.250%),
11/21/2029 16,887,685
0.2
251,730,878
3.6
Health Care : 0.1%
5,813,100  Icon Parent Inc., Initial
Term Loan (Second
Lien), 9.205%,
(TSFR6M+5.000%),
11/12/2032 5,896,663
0.1
Industrial : 1.2%
34,204,344  Filtration Group
Corporation, 2025-B
Incremental Dollar
Term Loan, 6.913%,
(TSFR1M+2.750%),
10/21/2028 34,411,007
0.5
827,915  Ryan Specialty Group,
LLC, 2024 Term Loan,
6.163%,
09/15/2031 830,674
0.0
14,580,941  SBA Senior Finance
II LLC, Initial Term
Loan (2024), 5.920%,
(TSFR1M+1.750%),
01/25/2031 14,648,145
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
13,683,036  Trans Union LLC, 2019
Replacement Term
B-5 Loan, 6.013%,
(TSFR1M+1.750%),
11/16/2026 $ 13,704,409
0.2
18,706,610  TransDigm Inc.,
New Tranche K
Term Loan, 7.046%,
(TSFR3M+2.750%),
03/22/2030 18,729,993
0.3
82,324,228
1.2
Technology : 3.1%
13,680,002  Applied Systems, Inc.,
Initial Term Loan (2024)
(Second Lien), 8.502%,
(TSFR3M+4.500%),
02/23/2032 14,039,102
0.2
87,558,629  Applied Systems, Inc.,
Tranche B2, 6.252%,
(TSFR3M+2.500%),
02/24/2031 87,738,474
1.3
16,572,090
(7)
Ascend Learning, LLC,
Amendment No. 5
Incremental Term Loan,
12/11/2028 16,570,366
0.2
9,655,480  athenahealth Group
Inc., Initial Term
Loan, 6.913%,
(TSFR1M+2.750%),
02/15/2029 9,643,411
0.1
2,073,171  Azalea TopCo, Inc.,
Existing Term Loan
(First Lien), 7.163%,
(TSFR1M+1.750%),
04/30/2031 2,071,803
0.0
5,748,655  CCC Intelligent
Solutions Inc., Initial
Term Loan, 6.163%,
(TSFR1M+2.000%),
01/23/2032 5,750,092
0.1
14,597,798  Epicor Software
Corporation (fka
Eagle Parent Inc.),
Term E Loan, 6.663%,
(TSFR1M+2.750%),
05/30/2031 14,628,585
0.2
16,612,565  Icon Parent Inc.,
2025 Term Loan
(First Lien), 6.753%,
(TSFR3M+2.750%),
11/13/2031 16,612,564
0.2
6,137,061  Informatica Corp.,
Term B Loan, 6.413%,
(TSFR1M+2.250%),
10/27/2028 6,158,160
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
13,833,295  Sophia, L.P., Initial
Term Loan (First
Lien), 6.913%,
(TSFR1M+2.750%),
10/09/2029 $ 13,848,858
0.2
13,666,619  Storable, Inc., Initial
Term Loan (First
Lien), 7.413%,
(TSFR1M+3.250%),
04/16/2031 13,731,535
0.2
16,844,721  UKG Inc., 2024
Refinancing Term Loan
(First Lien), 6.810%,
(TSFR3M+2.500%),
02/10/2031 16,853,935
0.3
217,646,885
3.1
Total Bank Loans
(Cost $653,337,104)
656,298,141
9.4
CORPORATE BONDS/NOTES : 7.6%
Communications : 0.2%
10,664,000
(8)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 10,600,866
0.2
600,000  Lamar Media Corp.,
3.625%,
01/15/2031 558,741
0.0
3,610,000  Lamar Media Corp.,
3.750%,
02/15/2028 3,512,856
0.0
845,000  Lamar Media Corp.,
4.875%,
01/15/2029 838,144
0.0
15,510,607
0.2
Consumer, Cyclical : 2.6%
2,889,000  Cedar Fair L.P.,
5.250%,
07/15/2029 2,795,677
0.0
8,346,000  Cedar Fair L.P. /
Canada's Wonderland
Co. / Magnum
Management Corp. /
Millennium Op, 5.375%,
04/15/2027 8,329,583
0.1
8,760,000  Cedar Fair L.P. /
Canada's Wonderland
Co. / Magnum
Management Corp. /
Millennium Op, 6.500%,
10/01/2028 8,805,929
0.1
7,860,000
(8)
Hilton Domestic
Operating Co., Inc.,
3.625%,
02/15/2032 7,200,981
0.1
8,935,000
(3)(8)
Hilton Domestic
Operating Co., Inc.,
3.750%,
05/01/2029 8,601,765
0.1
12,275,000
(8)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 11,625,600
0.2
5,260,000  Hilton Domestic
Operating Co., Inc.,
4.875%,
01/15/2030 5,234,257
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
15,119,000
(8)
Hilton Domestic
Operating Co., Inc.,
5.750%,
05/01/2028 $ 15,185,025
0.2
8,158,000
(8)
Hilton Domestic
Operating Co., Inc.,
5.750%,
09/15/2033 8,272,824
0.1
6,073,000
(3)(8)
Hilton Domestic
Operating Co., Inc.,
5.875%,
04/01/2029 6,202,634
0.1
5,189,000  Hilton Worldwide
Finance LLC / Hilton
Worldwide Finance
Corp., 4.875%,
04/01/2027 5,189,074
0.1
14,359,000
(8)
KFC Holding Co./Pizza
Hut Holdings LLC/Taco
Bell of America LLC,
4.750%,
06/01/2027 14,328,260
0.2
3,215,000
(8)
Life Time, Inc., 6.000%,
11/15/2031 3,268,510
0.1
9,848,000
(8)
Six Flags Entertainment
Corp., 5.500%,
04/15/2027 9,839,040
0.2
3,465,000
(3)(8)
Six Flags Entertainment
Corp., 7.250%,
05/15/2031 3,468,642
0.1
2,066,000
(8)
Vail Resorts, Inc.,
5.625%,
07/15/2030 2,080,204
0.0
5,337,000
(3)(8)
Vail Resorts, Inc.,
6.500%,
05/15/2032 5,521,900
0.1
8,476,000  Yum! Brands, Inc.,
3.625%,
03/15/2031 7,925,502
0.1
7,544,000  Yum! Brands, Inc.,
4.625%,
01/31/2032 7,339,341
0.1
7,623,000
(8)
Yum! Brands, Inc.,
4.750%,
01/15/2030 7,586,803
0.1
14,016,000  Yum! Brands, Inc.,
5.350%,
11/01/2043 13,548,568
0.2
9,172,000  Yum! Brands, Inc.,
5.375%,
04/01/2032 9,221,249
0.1
5,778,000
(3)
Yum! Brands, Inc.,
6.875%,
11/15/2037 6,431,923
0.1
178,003,291
2.6
Consumer, Non-cyclical : 0.6%
8,658,000
(3)(8)
Avantor Funding, Inc.,
3.875%,
11/01/2029 8,241,594
0.1
5,909,000
(8)
Avantor Funding, Inc.,
4.625%,
07/15/2028 5,817,839
0.1
3,081,000
(8)
Hologic, Inc., 3.250%,
02/15/2029 2,977,776
0.0
3,141,000
(8)
IQVIA, Inc., 5.000%,
05/15/2027 3,135,114
0.0
4,109,000
(8)
IQVIA, Inc., 6.500%,
05/15/2030 4,250,239
0.1
5,481,000
(8)
Korn Ferry, 4.625%,
12/15/2027 5,448,202
0.1
4,105,000  Service Corp.
International, 3.375%,
08/15/2030 3,807,417
0.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
760,000  Service Corp.
International, 4.625%,
12/15/2027 $ 756,945
0.0
3,501,000  Service Corp.
International, 5.750%,
10/15/2032 3,551,162
0.1
3,129,000
(8)
Surgery Center
Holdings, Inc., 7.250%,
04/15/2032 3,218,164
0.0
41,204,452
0.6
Financial : 2.3%
5,029,000
(8)
AmWINS Group, Inc.,
6.375%,
02/15/2029 5,134,393
0.1
8,093,000
(8)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 8,076,146
0.1
4,525,000
(8)
HUB International Ltd.,
5.625%,
12/01/2029 4,524,137
0.1
63,967,000
(8)
HUB International Ltd.,
7.250%,
06/15/2030 66,760,447
0.9
33,821,000
(8)
HUB International Ltd.,
7.375%,
01/31/2032 35,240,264
0.5
3,185,000
(8)
Ryan Specialty
Group LLC, 4.375%,
02/01/2030 3,089,880
0.0
6,695,000
(8)
Ryan Specialty LLC,
5.875%,
08/01/2032 6,774,945
0.1
7,851,000  SBA Communications
Corp., 3.125%,
02/01/2029 7,351,062
0.1
12,332,000  SBA Communications
Corp., 3.875%,
02/15/2027 12,155,414
0.2
411,000
(8)
SBA Tower Trust,
6.599%,
11/15/2052 422,123
0.0
11,269,000
(8)
USI, Inc., 7.500%,
01/15/2032 11,831,643
0.2
161,360,454
2.3
Industrial : 1.3%
4,837,000  TransDigm, Inc.,
4.625%,
01/15/2029 4,744,288
0.1
1,185,000
(8)
TransDigm, Inc.,
6.250%,
01/31/2034 1,219,559
0.0
17,616,000
(8)
TransDigm, Inc.,
6.375%,
03/01/2029 18,032,636
0.3
15,565,000
(8)
TransDigm, Inc.,
6.375%,
05/31/2033 15,778,909
0.2
23,372,000
(8)
TransDigm, Inc.,
6.625%,
03/01/2032 24,091,741
0.4
2,864,000
(8)
TransDigm, Inc.,
6.750%,
08/15/2028 2,922,165
0.0
10,998,000
(8)
TransDigm, Inc.,
6.750%,
01/31/2034 11,379,345
0.2
8,889,000
(8)
TransDigm, Inc.,
7.125%,
12/01/2031 9,283,136
0.1
87,451,779
1.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology : 0.5%
3,537,000
(3)(8)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 $ 3,452,148
0.0
4,891,000
(3)
Booz Allen Hamilton,
Inc., 5.950%,
08/04/2033 5,139,238
0.1
3,065,000
(8)
Capstone Borrower,
Inc., 8.000%,
06/15/2030 3,209,027
0.0
918,000  Crowdstrike Holdings,
Inc., 3.000%,
02/15/2029 875,822
0.0
4,533,000
(8)
Ellucian Holdings, Inc.,
6.500%,
12/01/2029 4,616,489
0.1
4,722,000
(8)
Fair Isaac Corp.,
6.000%,
05/15/2033 4,792,562
0.1
9,106,000  MSCI, Inc., 5.250%,
09/01/2035 9,184,842
0.1
5,309,000
(8)
PTC, Inc., 4.000%,
02/15/2028 5,204,033
0.1
36,474,161
0.5
Utilities : 0.1%
6,799,000  CenterPoint Energy,
Inc., 5.950%,
04/01/2056 6,815,997
0.1
Total Corporate Bonds/
Notes
(Cost $513,550,695)
526,820,741
7.6
ASSET-BACKED SECURITIES : 0.1%
Other Asset-Backed Securities : 0.1%
4,483,800
(8)
Domino's Pizza Master
Issuer LLC 2017-
1A A23, 4.118%,
07/25/2047 4,458,207
0.1
3,561,600
(8)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 3,433,221
0.0
7,891,428
0.1
Total Asset-Backed
Securities
(Cost $7,997,182)
7,891,428
0.1
Total Long-Term
Investments
(Cost $6,194,432,881)
6,814,040,471
97.6
SHORT-TERM INVESTMENTS : 6.8%
Certificates of Deposits : 0.6%
1,350,000
(9)
Bank of America N.A.,
4.540
%,
02/09/2026 1,351,292
0.0
1,050,000
(9)
Bank of America N.A.,
4.590
%,
12/17/2025 1,050,127
0.0
1,400,000
(9)
Bank of Montreal,
4.330
%,
03/09/2026 1,399,976
0.0
1,050,000
(9)
Bank of Montreal,
4.521
%,
11/19/2025 1,050,403
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificates of Deposits (continued)
800,000
(9)
Barclays Bank PLC,
4.530
%,
12/09/2025 $ 800,425
0.0
1,450,000
(9)
Barclays Bank PLC,
4.694
%,
10/21/2025 1,450,202
0.0
2,450,000
(9)
BNP Paribas S.A.,
4.340
%,
03/16/2026 2,452,580
0.1
2,300,000
(9)
Canadian Imperial Bank
of Commerce,
4.502
%,
11/12/2025 2,300,720
0.1
1,800,000
(9)
Citibank N.A.,
4.668
%,
10/23/2025 1,800,470
0.0
1,100,000
(9)
Credit Agricole
Corporate and
Investment Bank,
4.638
%,
10/14/2025 1,100,172
0.0
2,500,000
(9)
Credit Industriel
et Commercial of
New York,
4.330
%,
03/16/2026 2,502,683
0.1
500,000
(9)(10)
Deutsche Bank AG/
New York NY,
4.719
%,
(SOFRRATE +
0.390%),
11/21/2025 500,149
0.0
1,900,000
(9)(10)
Deutsche Bank AG/
New York NY,
4.745
%,
(SOFRRATE +
0.400%),
10/10/2025 1,900,146
0.0
1,000,000
(9)
DZ Bank AG,
4.540
%,
02/13/2026 1,000,146
0.0
1,450,000
(9)
HSBC Bank USA N.A.,
4.700
%,
10/16/2025 1,450,133
0.0
1,500,000
(9)
Landesbank Baden-
Wurttemberg,
4.330
%,
03/11/2026 1,501,575
0.0
900,000
(9)
Landesbank Baden-
Wurttemberg,
4.530
%,
11/17/2025 900,175
0.0
2,300,000
(9)
Landesbank
Hessen Thueringen
Girozentrale,
4.390
%,
01/21/2026 2,302,323
0.1
700,000
(9)
Mitsubishi UFJ Trust &
Banking Corp.,
4.350
%,
03/04/2026 700,725
0.0
550,000
(9)
Mitsubishi UFJ Trust &
Banking Corp.,
4.360
%,
03/25/2026 550,652
0.0
800,000
(9)
Mitsubishi UFJ Trust &
Banking Corp.,
4.460
%,
03/11/2026 800,449
0.0
550,000
(9)
Mizuho Bank Ltd.,
4.560
%,
12/02/2025 550,074
0.0
1,850,000
(9)
Mizuho Bank Ltd.,
4.570
%,
03/03/2026 1,850,351
0.0
1,500,000
(10)
Natixis,
4.584
%,
(SOFRRATE +
0.280%),
11/03/2025 1,500,301
0.0
900,000
(9)(10)
Natixis S.A.,
4.475
%,
(SOFRRATE +
0.200%),
03/09/2026 900,937
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Certificates of Deposits (continued)
600,000
(9)
Oversea Chinese
Banking Corp. Ltd.,
4.330
%,
03/10/2026 $ 600,594
0.0
1,350,000
(9)
Oversea-Chinese
Banking Corporation
Ltd.,
4.543
%,
11/14/2025 1,350,477
0.0
2,450,000
(9)(10)
Standard Chartered
Bank,
4.541
%,
(SOFRRATE +
0.260%),
02/06/2026 2,450,005
0.1
1,950,000
(9)
Sumitomo Mitsui
Banking Corp.,
4.350
%,
03/06/2026 1,950,363
0.0
500,000
(9)
Sumitomo Mitsui
Banking Corp.,
4.360
%,
03/20/2026 500,047
0.0
1,100,000
(9)
Sumitomo Mitsui Trust
Bank Ltd.,
4.530
%,
02/26/2026 1,101,046
0.0
2,200,000
(9)
Toronto-Dominion Bank,
4.560
%,
02/19/2026 2,202,210
0.1
Total Certificates of
Deposits
(Cost $43,821,928)
43,821,928
0.6
Repurchase Agreements : 3.5%
9,082,285
(9)
ASL Capital Markets,
Inc., Repurchase
Agreement dated
09/30/2025, 4.270%,
due 10/01/2025
(Repurchase
Amount $9,083,348,
collateralized by various
U.S. Government
Agency Obligations,
3.000%-7.500%, Market
Value plus accrued
interest $9,263,931, due
09/20/39-07/15/59)
9,082,285
0.1
26,549,726
(9)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2025, 4.270%,
due 10/01/2025
(Repurchase Amount
$26,552,832,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.980%-
5.140%, Market Value
plus accrued interest
$27,080,720, due
10/01/27-09/01/55)
26,549,726
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
71,591,223
(9)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$71,599,481,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$73,023,922, due
08/27/27-09/01/55)
$ 71,591,223
1.0
15,821,777
(9)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase Amount
$15,823,606,
collateralized by various
U.S. Government
Agency Obligations,
1.923%-6.500%, Market
Value plus accrued
interest $16,138,212,
due 08/01/32-06/01/64)
15,821,777
0.2
3,022,034
(9)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $3,022,383,
collateralized by various
U.S. Government
Securities, 0.000%-
4.000%, Market Value
plus accrued interest
$3,082,475, due
07/15/26-08/15/54)
3,022,034
0.1
5,693,668
(9)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $5,694,323,
collateralized by various
U.S. Government
Securities, 4.125%-
4.500%, Market Value
plus accrued interest
$5,807,541, due
12/31/31-05/31/32)
5,693,668
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
24,761,355
(9)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2025, 4.270%,
due 10/01/2025
(Repurchase Amount
$24,764,252,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
5.500%, Market Value
plus accrued interest
$25,256,582, due
12/01/29-03/01/55)
$ 24,761,355
0.4
7,039,829
(9)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $7,040,656,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.719%, Market Value
plus accrued interest
$7,181,485, due
03/08/27-10/01/55)
7,039,829
0.1
7,871,844
(9)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $7,872,748,
collateralized by various
U.S. Government
Securities, 0.000%-
6.625%, Market Value
plus accrued interest
$8,029,281, due
11/18/25-08/15/55)
7,871,844
0.1
2,533,631
(9)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $2,533,922,
collateralized by various
U.S. Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$2,584,304, due
10/23/25-08/15/55)
2,533,631
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
68,712,275
(9)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase Amount
$68,720,351,
collateralized by various
U.S. Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$69,957,948, due
10/15/26-02/15/54)
$ 68,712,275
1.0
Total Repurchase
Agreements
(Cost $242,679,647)
242,679,647
3.5
Commercial Paper : 0.5%
2,300,000
(9)
Bank of Nova Scotia,
4.330
%,
03/03/2026 2,300,450
0.1
900,000
(9)
Commonwealth Bank
of Australia,
4.530
%,
02/25/2026 900,040
0.0
1,500,000
(9)
Commonwealth Bank
of Australia,
4.530
%,
02/27/2026 1,500,061
0.0
2,250,000
(9)
DNB Bank ASA,
4.540
%,
12/09/2025 2,251,059
0.1
2,200,000
(9)
Federation Des
Caisses,
4.420
%,
10/23/2025 2,194,181
0.0
1,500,000
(9)
ING (US) Funding LLC,
4.540
%,
11/10/2025 1,500,147
0.0
1,100,000
(9)
LLoyds Bank PLC,
4.440
%,
12/02/2025 1,092,158
0.0
1,300,000
(9)
LLoyds Bank PLC,
4.570
%,
12/17/2025 1,300,239
0.0
2,000,000
(9)
National Australia
Bank Ltd.,
4.320
%,
03/06/2026 2,000,070
0.0
2,400,000
(9)
National Bank of
Canada,
4.650
%,
02/04/2026 2,401,225
0.1
2,000,000
(9)
Royal Bank of Canada,
4.320
%,
03/10/2026 2,000,129
0.0
2,000,000
(9)
Skandinaviska Enskilda
Banken AB,
4.570
%,
12/11/2025 2,000,303
0.0
2,350,000
(9)
Societe Generale S.A.,
4.650
%,
10/24/2025 2,350,322
0.1
1,400,000
(9)
Sumitomo Mitsui Trust
Bank Ltd.,
4.410
%,
10/03/2025 1,399,528
0.0
1,900,000
(9)
Svenska
Handelsbanken AB,
4.320
%,
03/23/2026 1,902,051
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
500,000
(9)
Svenska
Handelsbanken AB,
4.510
%,
11/21/2025 $ 500,204
0.0
1,150,000
(9)
Swedbank AB,
4.540
%,
02/20/2026 1,151,146
0.0
900,000
(9)
Swedbank AB,
4.580
%,
12/10/2025 900,513
0.0
2,350,000
(9)
TotalEnergies Capital
S.A.,
4.380
%,
01/20/2026 2,320,624
0.1
Total Commercial Paper
(Cost $31,964,450)
31,964,450
0.5
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.2%
157,237,378
(11)
T. Rowe Price
Government Reserve
Investment Fund,
4.150%
(Cost $157,237,378) $ 157,237,378 2.2
Total Short-Term
Investments
(Cost $475,703,403)
475,703,403
6.8
Total Investments in
Securities
(Cost $6,670,136,284) $ 7,289,743,874 104.4
Liabilities in Excess of
Other Assets (308,583,536) (4.4)
Net Assets $ 6,981,160,338 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
All or a portion of this security is pledged to cover open written call options at September 30, 2025.
(2)
Non-income producing security.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $43,783,943 or 0.6% of net assets. Please refer to the table below for additional details.
(6)
Preferred Stock may be called prior to convertible date.
(7)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(8)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(9)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2025.
(11)
Rate shown is the 7-day yield as of September 30, 2025.
Currency Abbreviations:
EUR EU Euro
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR6M 6-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Asset-Backed Securities $ — $ 7,891,428 $ — $ 7,891,428
Bank Loans — 656,298,141 — 656,298,141
Common Stock* 4,416,971,789 — — 4,416,971,789
Corporate Bonds/Notes — 526,820,741 — 526,820,741
Preferred Stock 710,808 — 43,783,943 44,494,751
Short-Term Investments 157,237,378 318,466,025 — 475,703,403
U.S. Treasury Obligations — 1,161,563,621 — 1,161,563,621
Total Investments, at fair value $ 4,574,919,975 $ 2,671,039,956 $ 43,783,943 $ 7,289,743,874
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (21,101,356) $ — $ (21,101,356)
Total Liabilities $ — $ (21,101,356) $ — $ (21,101,356)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, VY
®
T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Waymo LLC., Series A-2 5/8/2020 $ 35,484,706 $ 43,783,943
$ 35,484,706 $ 43,783,943
At September 30, 2025, the following OTC written equity options were outstanding for VY
®
T. Rowe Price Capital Appreciation Portfolio:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Abbott Laboratories
Bank of America N.A. Call 01/16/26 USD 130.000 633 USD 8,478,402 $ 350,524 $ (591,279)
Abbott Laboratories
Bank of America N.A. Call 01/16/26 USD 140.000 346 USD 4,634,324 73,445 (138,515)
Abbott Laboratories
Bank of America N.A. Call 01/16/26 USD 145.000 313 USD 4,192,322 179,578 (73,728)
Advanced Micro
Devices, Inc.
Barclays Bank PLC Call 01/16/26 USD 175.000 346 USD 5,597,934 499,804 (423,286)
Advanced Micro
Devices, Inc.
Barclays Bank PLC Call 01/16/26 USD 180.000 346 USD 5,597,934 443,939 (367,220)
Alphabet, Inc. - Class A
UBS Securities LLC Call 01/16/26 USD 205.000 346 USD 8,426,830 369,085 (1,553,563)
Alphabet, Inc. - Class A
UBS Securities LLC Call 01/16/26 USD 215.000 346 USD 8,426,830 261,355 (1,278,323)
Amazon.com, Inc.
Citigroup Global
Markets Call 01/16/26 USD 250.000 346 USD 7,597,122 394,786 (195,446)
Amazon.com, Inc.
Citigroup Global
Markets Call 01/16/26 USD 260.000 346 USD 7,597,122 286,142 (132,877)
Amphenol Corp. -
Class A
UBS Securities LLC Call 01/16/26 USD 115.000 200 USD 2,475,000 99,382 (315,938)
Amphenol Corp. -
Class A
UBS Securities LLC Call 01/16/26 USD 120.000 200 USD 2,475,000 71,386 (256,415)
Apple, Inc.
Barclays Bank PLC Call 01/16/26 USD 235.000 346 USD 8,810,198 271,575 (979,406)
Apple, Inc.
Barclays Bank PLC Call 01/16/26 USD 245.000 346 USD 8,810,198 175,173 (726,311)
Canadian Natural
Resources Ltd.
Barclays Bank PLC Call 01/16/26 USD 32.500 1,038 USD 3,317,448 126,761 (172,235)
Canadian Natural
Resources Ltd.
Barclays Bank PLC Call 01/16/26 USD 35.000 1,038 USD 3,317,448 76,895 (79,653)
Cencora, Inc.
UBS Securities LLC Call 01/16/26 USD 260.000 211 USD 6,594,383 341,187 (1,228,248)

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Cencora, Inc.
UBS Securities LLC Call 01/16/26 USD 270.000 163 USD 5,094,239 $ 182,071 $ (807,857)
CenterPoint Energy,
Inc.
Bank of America N.A. Call 12/19/25 USD 35.000 1,055 USD 4,093,400 149,283 (463,911)
CenterPoint Energy,
Inc.
Bank of America N.A. Call 12/19/25 USD 35.000 619 USD 2,401,720 82,896 (272,191)
Cigna Group (The)
Wells Fargo
Securities LLC Call 01/16/26 USD 330.000 138 USD 3,977,850 145,427 (69,827)
Danaher Corp.
UBS Securities LLC Call 01/16/26 USD 220.000 276 USD 5,471,976 145,714 (160,484)
Danaher Corp.
UBS Securities LLC Call 01/16/26 USD 330.000 300 USD 5,947,800 485,289 (140)
DTE Energy Co.
Wells Fargo
Securities LLC Call 01/16/26 USD 145.000 548 USD 7,750,364 137,000 (193,137)
Eli Lilly & Co.
Citigroup Global
Markets Call 01/16/26 USD 850.000 26 USD 1,983,800 126,828 (75,626)
Eli Lilly & Co.
Citigroup Global
Markets Call 01/16/26 USD 890.000 26 USD 1,983,800 95,732 (52,133)
GE HealthCare
Technologies, Inc.
Wells Fargo
Securities LLC Call 01/16/26 USD 97.500 384 USD 2,883,840 195,206 (12,961)
GE HealthCare
Technologies, Inc.
Wells Fargo
Securities LLC Call 01/16/26 USD 100.000 352 USD 2,643,520 183,329 (8,603)
Ingersoll Rand, Inc.
Wells Fargo
Securities LLC Call 01/16/26 USD 95.000 368 USD 3,040,416 61,460 (58,680)
Ingersoll Rand, Inc.
Wells Fargo
Securities LLC Call 01/16/26 USD 95.000 116 USD 958,392 18,169 (18,497)
Ingersoll Rand, Inc.
Wells Fargo
Securities LLC Call 01/16/26 USD 100.000 368 USD 3,040,416 29,536 (32,744)
Ingersoll Rand, Inc.
Wells Fargo
Securities LLC Call 01/16/26 USD 100.000 116 USD 958,392 7,744 (10,322)
Intuit, Inc.
UBS Securities LLC Call 01/16/26 USD 840.000 69 USD 4,712,079 207,431 (30,720)
Intuit, Inc.
UBS Securities LLC Call 01/16/26 USD 860.000 69 USD 4,712,079 165,945 (22,770)
Lockheed Martin Corp.
Bank of America N.A. Call 01/16/26 USD 500.000 84 USD 4,193,364 164,808 (211,728)
Lockheed Martin Corp.
Bank of America N.A. Call 01/16/26 USD 520.000 127 USD 6,339,967 442,849 (207,520)
Lockheed Martin Corp.
Bank of America N.A. Call 06/18/26 USD 480.000 146 USD 7,288,466 328,062 (757,855)
Lockheed Martin Corp.
Bank of America N.A. Call 06/18/26 USD 500.000 146 USD 7,288,466 243,382 (596,960)
Mastercard, Inc. -
Class A
Barclays Bank PLC Call 01/16/26 USD 580.000 140 USD 7,963,340 379,331 (355,433)
Mastercard, Inc. -
Class A
Barclays Bank PLC Call 01/16/26 USD 585.000 138 USD 7,849,578 335,238 (316,210)
Mastercard, Inc. -
Class A
Barclays Bank PLC Call 01/16/26 USD 610.000 138 USD 7,849,578 206,815 (181,155)
Mastercard, Inc. -
Class A
Barclays Bank PLC Call 01/16/26 USD 620.000 70 USD 3,981,670 199,162 (71,884)
Mastercard, Inc. -
Class A
Barclays Bank PLC Call 01/16/26 USD 640.000 138 USD 7,849,578 133,446 (85,140)
Mastercard, Inc. -
Class A
Barclays Bank PLC Call 06/18/26 USD 670.000 138 USD 7,849,578 225,216 (184,046)
McKesson Corp.
Goldman Sachs & Co. Call 01/16/26 USD 660.000 53 USD 4,094,462 186,862 (675,268)
McKesson Corp.
Goldman Sachs & Co. Call 01/16/26 USD 680.000 52 USD 4,017,208 215,438 (572,742)
McKesson Corp.
Goldman Sachs & Co. Call 01/16/26 USD 760.000 49 USD 3,785,446 144,780 (248,313)
McKesson Corp.
Goldman Sachs & Co. Call 01/16/26 USD 760.000 20 USD 1,545,080 58,621 (101,352)
McKesson Corp.
Goldman Sachs & Co. Call 01/16/26 USD 780.000 49 USD 3,785,446 111,402 (193,279)
McKesson Corp.
Goldman Sachs & Co. Call 01/16/26 USD 780.000 20 USD 1,545,080 42,824 (78,890)
Meta Platforms, Inc. -
Class A
JPMorgan Chase
Bank N.A. Call 01/16/26 USD 775.000 138 USD 10,134,444 591,131 (538,114)
Meta Platforms, Inc. -
Class A
JPMorgan Chase
Bank N.A. Call 01/16/26 USD 810.000 138 USD 10,134,444 432,433 (377,089)
Microsoft Corp.
JPMorgan Chase
Bank N.A. Call 01/16/26 USD 565.000 138 USD 7,147,710 173,815 (147,965)
Microsoft Corp.
JPMorgan Chase
Bank N.A. Call 01/16/26 USD 590.000 138 USD 7,147,710 97,683 (79,408)
NVIDIA Corp.
Goldman Sachs & Co. Call 01/16/26 USD 190.000 380 USD 7,090,040 490,086 (603,018)
NVIDIA Corp.
Goldman Sachs & Co. Call 01/16/26 USD 200.000 380 USD 7,090,040 366,031 (440,766)
Salesforce, Inc.
Goldman Sachs & Co. Call 01/16/26 USD 290.000 78 USD 1,848,600 117,908 (36,881)
Salesforce, Inc.
Goldman Sachs & Co. Call 01/16/26 USD 300.000 78 USD 1,848,600 93,755 (28,351)

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Capital Appreciation Portfolio
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Starbucks Corp.
Wells Fargo
Securities LLC Call 01/16/26 USD 100.000 438 USD 3,705,480 $ 280,062 $ (70,245)
Starbucks Corp.
Wells Fargo
Securities LLC Call 01/16/26 USD 100.000 116 USD 981,360 63,508 (18,604)
Starbucks Corp.
Wells Fargo
Securities LLC Call 01/16/26 USD 105.000 438 USD 3,705,480 199,386 (45,408)
Starbucks Corp.
Wells Fargo
Securities LLC Call 01/16/26 USD 105.000 760 USD 6,429,600 179,026 (78,791)
Starbucks Corp.
Wells Fargo
Securities LLC Call 01/16/26 USD 105.000 116 USD 981,360 43,894 (12,026)
Starbucks Corp.
Wells Fargo
Securities LLC Call 01/16/26 USD 125.000 301 USD 2,546,460 215,817 (6,838)
Veralto Corp.
UBS Securities LLC Call 01/16/26 USD 110.000 114 USD 1,215,354 36,478 (42,163)
Veralto Corp.
UBS Securities LLC Call 01/16/26 USD 110.000 93 USD 991,473 29,172 (34,397)
Visa, Inc. - Class A
Goldman Sachs & Co. Call 01/16/26 USD 360.000 211 USD 7,203,118 296,607 (213,424)
Visa, Inc. - Class A
Goldman Sachs & Co. Call 01/16/26 USD 370.000 207 USD 7,066,566 324,280 (144,164)
Visa, Inc. - Class A
Goldman Sachs & Co. Call 01/16/26 USD 380.000 207 USD 7,066,566 147,384 (97,518)
Visa, Inc. - Class A
Goldman Sachs & Co. Call 01/16/26 USD 390.000 228 USD 7,783,464 353,585 (72,037)
Visa, Inc. - Class A
Goldman Sachs & Co. Call 01/16/26 USD 400.000 207 USD 7,066,566 127,789 (44,262)
Visa, Inc. - Class A
Goldman Sachs & Co. Call 06/18/26 USD 395.000 207 USD 7,066,566 235,359 (197,436)
Vulcan Materials Co.
JPMorgan Chase
Bank N.A. Call 12/19/25 USD 290.000 173 USD 5,321,826 103,061 (454,700)
Vulcan Materials Co.
JPMorgan Chase
Bank N.A. Call 12/19/25 USD 300.000 173 USD 5,321,826 66,733 (333,851)
Willis Towers Watson
PLC
Bank of America N.A. Call 01/16/26 USD 330.000 67 USD 2,314,515 64,926 (186,241)
Willis Towers Watson
PLC
Bank of America N.A. Call 01/16/26 USD 340.000 67 USD 2,314,515 37,428 (144,344)
Workday, Inc. - Class A
Wells Fargo
Securities LLC Call 01/16/26 USD 260.000 277 USD 6,668,221 341,887 (298,251)
Workday, Inc. - Class A
Wells Fargo
Securities LLC Call 01/16/26 USD 270.000 277 USD 6,668,221 268,371 (218,077)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/16/26 USD 145.000 246 USD 3,739,200 65,163 (296,912)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/16/26 USD 160.000 319 USD 4,848,800 149,416 (118,159)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/16/26 USD 160.000 138 USD 2,097,600 45,264 (51,116)
Yum! Brands, Inc.
Wells Fargo
Securities LLC Call 01/16/26 USD 165.000 138 USD 2,097,600 27,186 (29,979)
$ 15,922,937 $ (21,101,356)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 737,916,227
Gross Unrealized Depreciation (118,308,637)
Net Unrealized Appreciation $ 619,607,590